Other Income - Summary of Other Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Material income [abstract]
Income from operating leases		¥ 215	¥ 37,386	¥ 39,654
Income related to IT solution services		19,453	16,025	11,889
Gains on disposal of property, plant and equipment, and other intangible assets		3,218	1,213	3,326
Reversal of impairment losses of investments in associates and joint ventures		6,053	1,674	22,915
Gains on step acquisition of subsidiaries			1,089
Others		76,778	54,821	102,058
Total other income	[1]	¥ 105,717	¥ 112,208	¥ 179,842

[1]	For the fiscal year ended March 31, 2025, the Group presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately in prior years but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.